Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2019	2018
Raw materials	47,501	48,140
Finished goods (Note 5) (1)	65,278	79,758
Others	11	204
	112,790	128,102
(1) Finished goods of Crops reportable segment are valued at fair value.